Subsequent Events - Additional Information (Details) $ in Thousands	1 Months Ended	6 Months Ended	7 Months Ended
	Jul. 31, 2018 shares	Jun. 30, 2018 USD ($) shares	Aug. 01, 2018 USD ($) shares	Jul. 24, 2018 USD ($)	Jul. 18, 2018 USD ($)	Jul. 04, 2018 USD ($)	Feb. 06, 2018 USD ($)	Dec. 31, 2017 shares
Common stock shares outstanding | shares		98,708,916						104,274,708
Stock Repurchase Program
Stock repurchase program, authorized amount for a period of 12 months							$ 50,000
Common shares repurchased | shares		5,565,792
Gross consideration of shares acquired under cost method		$ 23,280
Subsequent Event | Stock Repurchase Program
Common shares repurchased | shares	200		5,565,992
Gross consideration of shares acquired under cost method			$ 23,100
Common stock shares outstanding | shares			98,708,716
Subsequent Event | VLGCs
Number of vessels						4
Vessels total sale price						$ 304,000
Subsequent Event | Redondo vessel
Gain/(loss) from sale of vessel					$ 3,828
Disposal Date					Jul. 18, 2018
Subsequent Event | Marbella vessel
Gain/(loss) from sale of vessel				$ 4,898
Disposal Date				Jul. 24, 2018